Document and Entity Information	Sep. 04, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2024
Entity File Number	001-38613
Entity Registrant Name	Bionano Genomics, Inc.
Entity Central Index Key	0001411690
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1756290
Entity Address, Address Line One	9540 Towne Centre Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	888-7600
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BNGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false